Schedule I - Condensed Financial Information of the Parent Company - Statements of Operations and Comprehensive (Loss) / Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
General and administrative	$ 19,562	$ 25,735	$ 34,078
Operating loss	7,966	(2,218)	(10,395)
Loss before income tax	8,218	(2,528)	(9,550)
Income tax expense	(61)	(39)	40
Net (loss) / income	8,279	(2,489)	(9,590)
Other comprehensive income loss:
Foreign currency translation adjustment, net of nil income tax	1,542	(1,409)	(832)
Total comprehensive (loss) / income:	9,821	(3,898)	(10,422)
LightInTheBox Holding Co., Ltd. | Parent
Condensed Statement of Income Captions [Line Items]
General and administrative	1,188	984	1,222
Operating loss	(1,188)	(984)	(1,222)
Share of (loss) / income from subsidiaries	9,467	(1,505)	(8,368)
Loss before income tax	8,279	(2,489)	(9,590)
Income tax expense	0	0	0
Net (loss) / income	8,279	(2,489)	(9,590)
Other comprehensive income loss:
Foreign currency translation adjustment, net of nil income tax	1,542	(1,409)	(832)
Total comprehensive (loss) / income:	$ 9,821	$ (3,898)	$ (10,422)